Assets and liabilities held for sale - Schedule of assets and liabilities held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets held for sale
Balance at beginning	$ 180,452	$ 463,531
Transferred in/(out)	(162,657)	(283,079)
Balance at ending	17,795	180,452
Liabilities associated with assets held for sale
Balance at beginning	36,529	42,898
Transferred in/(out)	(27,356)	(6,369)
Balance at ending	9,173	36,529
Held-for-sale, discontinued operations
Assets held for sale
Balance at beginning	75,177	386,028
Transferred in/(out)	(61,961)	(310,851)
Balance at ending	13,216	75,177
Liabilities associated with assets held for sale
Balance at beginning	19,214	24,321
Transferred in/(out)	(10,927)	(5,107)
Balance at ending	8,287	19,214
Held-for-sale, not discontinued operations
Assets held for sale
Balance at beginning	105,275	77,503
Transferred in/(out)	(100,696)	27,772
Balance at ending	4,579	105,275
Liabilities associated with assets held for sale
Balance at beginning	17,315	18,577
Transferred in/(out)	(16,429)	(1,262)
Balance at ending	$ 886	$ 17,315